COMMITMENTS	12 Months Ended
Dec. 31, 2022
COMMITMENTS

28. COMMITMENTS

(a) Operating lease commitments

The Company leases production factories, warehouses and employees’ hostel from unrelated parties under non-cancellable operating lease arrangements. The leases have varying terms and the total future minimum lease payments of the Company under non-cancellable operating leases are payable as follows:

	As of December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Within one year	328	13,404	13,431
After one year and within five years	157	33,325	46,728
	485	46,729	60,159

As of December 31, 2022, total operating lease liabilities payable of discontinued operations amounts of RMB 33,325,000 (Note 29).

The leases typically run for an initial period of three years, with an option to renew the lease when all terms are renegotiated. Lease payments are usually increased every three years to reflect market rentals. None of the leases includes contingent rentals.

(b) Capital commitments

The Company’s capital expenditures consist of expenditures on property, plant and equipment and capital contribution. Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	30,000,000	30,000,000	30,000,000
Antelope Chengdu	47,365,376	65,250,000	62,250,000
Hainan Antelope Holding	63,726,000	63,726,000	—
Antelope Future (Yangpu)	60,970,159	63,726,000	—
Antelope Investment (Hainan)	50,000,000	50,000,000	—
Antelope Ruicheng Investment	47,245,000	50,000,000	—
Hangzhou Kylin Cloud Service Technology	4,500,000	—	—
Anhui Kylin Cloud Service Technology	4,900,000	—	—